The Company - Narrative (Details)	12 Months Ended
Mar. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Proportion of voting shares owned by principal shareholder (as a percent)	65.40%
Proportion of voting shares issued and outstanding (as a percent)	34.60%